File Nos. 33-1857 and 811-4503

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

               Pre-Effective Amendment No. _______     [   ]

              Post-Effective Amendment No.    12       [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                           OF 1940                     [ X ]

               Amendment No.    14                     [ X ]

                    TAX-FREE TRUST OF ARIZONA
       (Exact Name of Registrant as Specified in Charter)

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
            (Address of Principal Executive Offices)

                         (212) 697-6666
                (Registrant's Telephone Number)

                        EDWARD M.W. HINES
                 Hollyer Brady Smith Troxell
                 Barrett Rockett Hines & Mone LLP
                  551 Fifth Avenue, 27th Floor
                    New York, New York 10176
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
 ___
[___] immediately upon filing pursuant to paragraph (b) [_X_] on (April 1, 1996) pursuant to paragraph (b)
[___] 60 days after filing pursuant to paragraph (a)(i) [___] on (date) pursuant to paragraph (a)(i)
[___] 75 days after filing pursuant to paragraph (a)(ii) [___] on (date) pursuant to paragraph (a)(ii) of Rule 485. [_X_] This post-effective amendment designates a new effec-
       tive date for a previous post-effective amendment.

Registrant hereby declares, pursuant to Section (a)(1) of Rule 24f-2 under the Investment Company Act of 1940, that Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to that Section and that the Rule 24f-2 Notice for Registrant's fiscal year ended June 30, 1995 was filed in August, 1995.

              Designation of New Effective Date
               for Previously filed Amendment

          Post-Effective Amendment Number 11 under the
Securities Act of 1933 and 13 under the Investment Company Act of 1940 was filed pursuant to Rule 485(a) on January 12, 1996 and pursuant to that rule would become effective March 12, 1996.

          The Registrant hereby designates April 1, 1996 as the date when such amendment shall become effective.

          All information contained in the Registrant's
Registration Statement as previously filed through Post-
Effective Amendments Nos. 11 under the Securities Act of
1933 and 13 under the Investment Company Act of 1940 are incorporated by reference without change.

                              SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 8th day of March, 1996.



                                   TAX-FREE TRUST OF ARIZONA
                                        (Registrant)


                                   By  /s/ Lacy B. Herrmann
                                   -----------------------------
                                    Lacy B. Herrmann, President
                                     and Chairman of the Board


               Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                          TITLE               DATE


/s/Lacy B. Herrmann                                     3/8/96
_____________________     President, Chairman of      ___________
  Lacy B. Herrmann        the Board and Trustee
                          (Principal Executive
                           Officer)

/s/Philip E. Albrecht                                   3/8/96
_____________________      Trustee                    ___________
 Phillip E. Albrecht


/s/Arthur K. Carlson                                    3/8/96
_____________________      Trustee                    ___________
  Arthur K. Carlson


/s/Thomas W. Courtney                                   3/8/96
_____________________      Trustee                    ___________
  Thomas W. Courtney


/s/William L. Ensign                                    3/8/96
_____________________      Trustee                    ___________
  William L. Ensign


/s/Diana P. Herrmann                                    3/8/96
_____________________      Trustee                    ___________
  Diana P. Herrmann


/s/John C. Lucking                                      3/8/96
_____________________      Trustee                    ___________
   John C. Lucking


/s/Anne J. Mills                                        3/8/96
_____________________      Trustee                    ___________
    Anne J. Mills


/s/William T. Quinsler                                  3/8/96
______________________     Trustee                    ___________
 William T. Quinsler


/s/Rose F. Marotta                                      3/8/96
______________________   Chief Financial Officer      ___________
    Rose F. Marotta      (Principal Financial and
                           Accounting Officer)